Note 28 - Financial Instruments and Risks - Financial Instruments Recognized in the Financial Statements (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial asset	R$ 26,142.5	R$ 18,708.9
Financial liability	31,191.8	23,473.3
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	27,368.3	20,025.7
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	3,823.5	3,447.6
Trade payable [member]
Statement Line Items [Line Items]
Financial liability	19,995.0	15,379.1
Trade payable [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	19,995.0	15,379.1
Trade payable [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability
Put option granted on subsidiary [member]
Statement Line Items [Line Items]
Financial liability	3,493.7	3,092.2
Derivative hedge [member]
Statement Line Items [Line Items]
Financial liability	329.8	337.5
Financial liabilities, derivatives [member]
Statement Line Items [Line Items]
Financial liability		17.9
Interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Financial liability	4,792.3	3,062.8
Other liabilities [member]
Statement Line Items [Line Items]
Financial liability	2,581.0	1,583.8
Other liabilities [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	2,581.0	1,583.8
Other liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	23,933.2	18,521.0
Financial assets at amortised cost, category [member] | Put option granted on subsidiary [member]
Statement Line Items [Line Items]
Financial liability
Financial assets at amortised cost, category [member] | Derivative hedge [member]
Statement Line Items [Line Items]
Financial liability
Financial assets at amortised cost, category [member] | Financial liabilities, derivatives [member]
Statement Line Items [Line Items]
Financial liability
Financial assets at amortised cost, category [member] | Interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Financial liability	4,792.3	3,062.8
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	2,209.3	187.9
Financial assets at fair value through profit or loss, category [member] | Put option granted on subsidiary [member]
Statement Line Items [Line Items]
Financial liability	3,493.7	3,092.2
Financial assets at fair value through profit or loss, category [member] | Derivative hedge [member]
Statement Line Items [Line Items]
Financial liability	329.8	337.5
Financial assets at fair value through profit or loss, category [member] | Financial liabilities, derivatives [member]
Statement Line Items [Line Items]
Financial liability		17.9
Financial assets at fair value through profit or loss, category [member] | Interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Financial liability
Financial asset, cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial asset	17,090.3	11,900.7
Financial asset, cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	17,090.3	11,900.7
Financial asset, cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset
Trade receivables [member]
Statement Line Items [Line Items]
Financial asset	6,629.0	6,456.7
Trade receivables [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	6,629.0	6,456.7
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset
Financial asset, investment securities [member]
Statement Line Items [Line Items]
Financial asset	1,913.9	178.2
Financial asset, investment securities [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	213.9	163.6
Financial asset, investment securities [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	1,700.0	14.6
Derivatives [member]
Statement Line Items [Line Items]
Financial asset	142.6	37.6
Derivatives [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	142.6	37.6
Derivative hedge [member]
Statement Line Items [Line Items]
Financial asset	366.7	135.7
Derivative hedge [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset
Derivative hedge [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	R$ 366.7	R$ 135.7